Note 5 - Accounts Payable and Accrued Liabilities (Details Textual) - CAD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Write-off of trade payables	$ 50,200	$ 0
Gain (loss) on forgiveness of debt	$ 50,200	$ 0